Equity (Details) - Schedule of Ordinary Share Capital - Ordinary shares [Member] - shares	Jun. 30, 2023	Dec. 31, 2022
Equity (Details) - Schedule of Ordinary Share Capital [Line Items]
Number of shares authorized	75,000,000	75,000,000
Number of issued and paid	34,869,230	32,628,044